UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300

         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     April 30, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $428,541 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP            COM              026874107     7151    99129 SH       SOLE                    99129        0        0
BAXTER INTERNATIONAL           RIGHTSCV         071813125        3    66000 SH       SOLE                    66000        0        0
CARDINAL HEALTH                COM              14149Y108    34080   480747 SH       SOLE                   480747        0        0
CHEVRONTEXACO CORP             COM              166764100      244     2700 SH       SOLE                     2700        0        0
CLOROX CO                      COM              189054109    39037   894725 SH       SOLE                   894725        0        0
COR THERAPEUTICS               SUBDEB 4.5%06    217753AG7     1030  1000000 PRN      SOLE                  1000000        0        0
COR THERAPEUTICS               SUB NT CV 5%07   217753AD4     2421  2350000 PRN      SOLE                  2350000        0        0
CORVIS CORP                    COM              221009103       50    40000 SH       SOLE                    40000        0        0
CYPRESS SEMICONDUCTOR          SB NT CV 3.75%05 232806AF6     8036  9290000 PRN      SOLE                  9290000        0        0
CYPRESS SEMICONDUCTOR          SUBDEB 4%05      232806AG7      455   500000 PRN      SOLE                   500000        0        0
DU PONT DE NEMOURS             COM              263534109      544    11538 SH       SOLE                    11538        0        0
EXXON MOBIL                    COM              30231G102      232     5296 SH       SOLE                     5296        0        0
FEDERAL HOME LOAN MORT         COM              313400301    34866   550190 SH       SOLE                   550190        0        0
FEDERAL NATIONAL MORT          COM              313586109      304     3800 SH       SOLE                     3800        0        0
I2 TECHNOLOGIES                COM              465754109      957   189171 SH       SOLE                   189171        0        0
I2 TECHNOLOGIES                SB NT CV 5.25%06 465754AF6     9543 12556000 PRN      SOLE                 12556000        0        0
IRON MOUNTAIN INC              COM              462846106     8878   279900 SH       SOLE                   279900        0        0
JUNIPER NETWORKS               SB NT CV 4.75%07 48203RAA2     1144  1600000 PRN      SOLE                  1600000        0        0
LIZ CLAIBORNE INC              COM              539320101    10964   386600 SH       SOLE                   386600        0        0
MICROSOFT CORPORATION          COM              594918104    11914   197547 SH       SOLE                   197547        0        0
NIKE INC CLASS B               CL B             654106103    25882   431300 SH       SOLE                   431300        0        0
OTG SOFTWARE INC               COM              671059103      400    46300 SH       SOLE                    46300        0        0
PROGRESSIVE CORP               COM              743315103    52127   312847 SH       SOLE                   312847        0        0
SAFEWAY                        COM              786514208    25076   557000 SH       SOLE                   557000        0        0
SBC COMMUNICATIONS             COM              78387G103      200     5351 SH       SOLE                     5351        0        0
SEALED AIR CORP                COM              81211K100    24136   512650 SH       SOLE                   512650        0        0
SEALED AIR PREFERRED A         PFD CV A $2      81211K209    20498   447070 SH       SOLE                   447070        0        0
VIACOM INC CLASS B             CL B             925524308    44548   920981 SH       SOLE                   920981        0        0
WATERS CORP                    COM              941848103    24941   891700 SH       SOLE                   891700        0        0
WELLS FARGO & CO               COM              949746101    38356   776440 SH       SOLE                   776440        0        0
WESTERN WIRELESS               COM              95988E204      524    60000 SH       SOLE                    60000        0        0